Jun. 09, 2021
ALPS/Red Rocks Global Opportunity Fund

FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JUNE 9, 2021

TO THE SUMMARY PROSPECTUSES, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective as of July 9, 2021, the Funds no longer charge shareholder short-term redemption fees. Therefore, the following changes are made as of the effective date:

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES OF THE FUND – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectus and in the Summary Section of the Prospectus for the ALPS | Red Rocks Global Opportunity Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I	Class R
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None	None

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus for the Clough China Fund and the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Clough China Fund

FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JUNE 9, 2021

TO THE SUMMARY PROSPECTUSES, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective as of July 9, 2021, the Funds no longer charge shareholder short-term redemption fees. Therefore, the following changes are made as of the effective date:

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES OF THE FUND – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectus and in the Summary Section of the Prospectus for the ALPS | Red Rocks Global Opportunity Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I	Class R
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None	None

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus for the Clough China Fund and the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JUNE 9, 2021

TO THE SUMMARY PROSPECTUSES, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective as of July 9, 2021, the Funds no longer charge shareholder short-term redemption fees. Therefore, the following changes are made as of the effective date:

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES OF THE FUND – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectus and in the Summary Section of the Prospectus for the ALPS | Red Rocks Global Opportunity Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I	Class R
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None	None

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus for the Clough China Fund and the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE